Document and Entity Information	Nov. 16, 2020
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001792044
Document Type	8-K/A
Document Period End Date	Nov. 16, 2020
Entity Registrant Name	VIATRIS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39695
Entity Tax Identification Number	83-4364296
Entity Address, Address Line One	1000 Mylan Boulevard
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	724
Local Phone Number	514-1800
Entity Information, Former Legal or Registered Name	Upjohn Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VTRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On November 19, 2020, Viatris Inc., formerly known as Upjohn Inc. (“Viatris”), filed a Current Report on Form 8-K (the “Original Report”) to report the consummation of the previously announced transaction between Viatris, Mylan N.V. (“Mylan”) and Pfizer Inc. (“Pfizer”), involving the combination of Mylan and Pfizer’s off-patent branded and generic established medicines business (the “Upjohn Business”) through a Reverse Morris Trust transaction, and related matters under Items 1.01, 2.01, 2.05, 5.01, 5.02, 5.03, 5.05 and 9.01 of Form 8-K. Due to the large number of events related to the transaction that are being reported under the specified items of Form 8-K, this Amendment No. 1 to the Original Report is being filed on Form 8-K/A solely to include additional matters under Items 1.01, 1.02, 2.03, 8.01 and 9.01 of Form 8-K.
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	235 East 42nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017